Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Texas Farm LLC, Christensen Farms and three additional acquisitions
Acquisitions
Schedule of proforma information related to acquisitions

	Twelve months ended
(Unaudited)	December 31,
(Millions of dollars except per share amounts)	2016	2015
Net sales	$5,455	$5,866
Net earnings	$303	$145
Earnings per common share	$257.10	$123.37

Texas Farm LLC
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Inventories	$16
Property, plant and equipment	42
Goodwill	3
Accounts payable	(2)
Total consideration transferred	$59

Christensen Farms
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Inventories	$33
Property, plant and equipment	111
Intangible assets	1
Goodwill	3
Total consideration transferred	$148

Belarina
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Accounts receivable	$7
Inventories	6
Property, plant and equipment	25
Other assets	4
Goodwill	1
Third-party debt	(14)
Other liabilities	(11)
Total business valuation	$18
Fair value of pre-existing interest	$18